Consolidated Statements of Cash Flows		12 Months Ended
		Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)		$ 360,541	$ 283,467	$ (1,413,558)	$ 1,217,784
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment		16,571	13,029	42,700	48,725
Loss on disposal of property and equipment		61,453	48,316
Allowance for credit losses		250,198	196,712	420,793	24,723
Inventory written off		54,986	43,231
Deferred tax provision				(3,622)	3,622
Change in operating assets and liabilities:
Accounts receivables, net		74,228	58,360	1,835,013	(1,807,488)
Prepayments		2,648	2,082	175	10,677
Inventories					(54,986)
Short-term deposits		223,543	175,755	(1,866,250)	(344,426)
Deposits – related party				80,000
Other current assets					6,483
Accounts payable				(111,871)	(79,249)
Other payables and accrued liabilities		239,083	187,973	(351,780)	405,697
Taxes payable		70,642	55,540	(99,287)	319,310
Net cash (used in)/provided by operating activities		1,353,893	1,064,465	(1,467,687)	(249,128)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to Intangible assets		(480,618)	(377,874)
Purchases of property and equipment					(6,802)
Cash used in investing activities		(480,618)	(377,874)		(6,802)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred IPO costs		(62,078)	(48,808)	(154,622)	(16,220)
Proceeds from financial institutions		218,422	171,729	1,616,985	523,642
Proceeds from related party		1,432,688	1,126,416		50,000
Proceeds from director		523,953	411,945	605,754	184,831
Repayment to financial institutions		(907,627)	(713,599)	(256,228)	(323,500)
Repayment to related party		(1,166,107)	(916,823)		(115,000)
Repayment of amount due to a director		(871,873)	(685,489)	(328,896)	(60,000)
Repayment to finance lease		(52,344)	(41,154)	(7,452)	(7,160)
Net cash provided by/(used in) financing activities		(884,966)	(695,783)	1,475,541	236,593
CHANGE IN CASH		(11,691)	(9,192)	7,854	(19,337)
CASH, beginning of the period		11,828	9,300	3,974	23,311
CASH, end of the period		137	108	11,828	3,974
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		4,000	3,145	100,000
Cash paid for interest expense		57,340	45,082	75,676	103,981
SUPPLEMENTAL NON-CASH ITEMS INFORMATION:
Non-cash deferred IPO cost	[1]	65,406	51,424
Issuance of Class B ordinary share	[2]	$ 80	$ 63

[1]	Non-cash deferred IPO costs of SGD 65,406 (USD 51,424) represent offering-related expenses that were accrued but not yet paid and therefore did not result in cash outflows during the period.
[2]	Issuance of 100,000 Class B Ordinary Shares in exchange for the settlement of a payable to a shareholder amounting to SGD 80 (USD 63) was a non-cash financing transaction and is therefore excluded from the statements of cash flows.